CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenues	$ 4,495,755	$ 3,273,308	$ 2,562,984
Cost of revenues	(2,048,561)	(1,468,569)	(1,164,454)
Gross profit	2,447,194	1,804,739	1,398,530
Operating expenses
Selling and marketing	(1,680,050)	(852,808)	(484,000)
General and administrative	(1,117,324)	(794,957)	(579,672)
Impairment loss on intangible assets and goodwill	(107,535)	(28,998)	0
Total operating expenses	(2,904,909)	(1,676,763)	(1,063,672)
Government subsidies	19,491	9,467	6,724
Income / (loss) from operations	(438,224)	137,443	341,582
Interest income	114,232	72,991	59,614
Interest expense	(16,946)	(11,820)	(17,628)
Other income / (expense)	140,878	(95,297)	131,727
Impairment loss on long-term investments	(24,563)	(153,970)	(58,091)
Income / (loss) before provision for income tax and (loss) / income from equity method investments	(224,623)	(50,653)	457,204
Income tax (expense) / benefit	69,897	(69,328)	(76,504)
(Loss) / income from equity method investments	11,676	(7,670)	(16,186)
Net income / (loss)	(143,050)	(127,651)	364,514
Add: Net loss attributable to noncontrolling interests shareholders	27,060	17,456	2,722
Net income / (loss) attributable to TAL Education Group's shareholders	$ (115,990)	$ (110,195)	$ 367,236
Net income / (loss) per common share
Basic	$ (0.57)	$ (0.56)	$ 1.93
Diluted	$ (0.57)	$ (0.56)	$ 1.83
Weighted average shares used in calculating net income / (loss) per common share
Basic	203,603,391	198,184,370	189,951,643
Diluted	203,603,391	198,184,370	200,224,934